Condensed Balance Sheet - USD ($)	Sep. 30, 2021	Jan. 26, 2021
Current Assets:
Cash	$ 58,873
Prepaid expenses	629,105
Total current assets	687,978
Prepaid expenses — non-current portion	299,902
Cash and investments held in trust account	402,520,541
Deferred offering costs		$ 70,000
TOTAL ASSETS	403,508,421	70,000
Current liabilities:
Accrued costs and expenses	982,691
Due to related party	61,667
Accounts payable and accrued expenses		50,000
Total current liabilities	1,044,358	50,000
Warrant liability	13,655,134
Deferred underwriters' discount	14,087,500
Total liabilities	28,786,992
Commitments and Contingencies
Class A Ordinary shares, $0.001 par value; 200,000,000 shares authorized; 40,250,000 Shares subject to possible redemption at a redemption value of $10.00 per share	402,500,000
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	0	23,994
Accumulated deficit	(27,779,577)	(5,000)
Total Shareholders' deficit	(27,778,571)	20,000
TOTAL LIABILITIES AND SHAREHOLDER'S DEFICIT	403,508,421	70,000
Common Class A
Current liabilities:
Class A Ordinary shares, $0.001 par value; 200,000,000 shares authorized; 40,250,000 Shares subject to possible redemption at a redemption value of $10.00 per share	402,500,000
Shareholders' Deficit:
Common stock value		0
Common Class B
Shareholders' Deficit:
Common stock value	1,006	1,006	[1]
Total Shareholders' deficit	$ 1,006	$ 1,006	[1]

[1]	Includes an aggregate of up to 1,312,500 Class B ordinary shares that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter (see Note 4). On February 12, 2021, the Company effected a 33-for-25 share split with respect to the founder shares, resulting in an aggregate of 9,487,500 founder shares issued and outstanding. On March 22, 2021, the Company effected a 35-for-33 share split with respect to the founder shares, resulting in an aggregate of 10,062,500 founder shares issued and outstanding. All share and per-share amounts have been retroactively restated to reflect the share capitalizations (see Note 4).